Quarterly Holdings Report
for
Fidelity Freedom® Index 2010 Fund
June 30, 2026
FRX-X10-NPRT1-0826
1.906836.116
Bond Funds - 63.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	13,910,721	139,107,213
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,212,366	9,286,726
Fidelity Series Bond Index Fund (a)	31,392,893	283,477,821
Fidelity Series International Developed Markets Bond Index Fund (a)	4,428,769	37,821,688
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,820,924	15,035,527
TOTAL BOND FUNDS (Cost $523,530,280)		484,728,975

Domestic Equity Funds - 18.7%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	103,725	11,120,408
Fidelity Series Total Market Index Fund (a)	5,314,648	130,846,640
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,529,540)		141,967,048

International Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $42,909,384)	4,156,241	87,281,055

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $45,500,501)	4,560,393	45,375,912

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $676,469,705)	759,352,990
NET OTHER ASSETS (LIABILITIES) - 0.0%	(48,407)
NET ASSETS - 100.0%	759,304,583

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	132,121,791	10,720,133	4,515,282	79,752	869	779,702	139,107,213	13,910,721
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,860,496	137,623	815,862	5,203	(38,713)	143,182	9,286,726	1,212,366
Fidelity Series Bond Index Fund	285,173,151	12,019,606	12,753,973	2,921,166	(605,269)	(355,694)	283,477,821	31,392,893
Fidelity Series Commodity Strategy Fund	7,400,205	4,546,990	317,265	-	(4,188)	(505,334)	11,120,408	103,725
Fidelity Series Global ex U.S. Index Fund	81,677,267	2,931,241	7,617,393	-	544,592	9,745,348	87,281,055	4,156,241
Fidelity Series International Developed Markets Bond Index Fund	37,190,259	1,568,536	1,249,240	311,748	(4,424)	316,557	37,821,688	4,428,769
Fidelity Series Long-Term Treasury Bond Index Fund	17,263,633	396,299	2,614,031	167,261	(1,289,032)	1,278,658	15,035,527	2,820,924
Fidelity Series Total Market Index Fund	121,908,356	4,835,079	14,407,181	228,433	1,015,886	17,494,500	130,846,640	5,314,648
Fidelity Series Treasury Bill Index Fund	50,138,152	1,123,650	5,885,890	447,315	(21,900)	21,900	45,375,912	4,560,393
	742,733,310	38,279,157	50,176,117	4,160,878	(402,179)	28,918,819	759,352,990

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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